Defined Contribution Plan	12 Months Ended
Jul. 01, 2017
Retirement Benefits [Abstract]
Defined Contribution Plan
DEFINED CONTRIBUTION PLAN
The Company maintains the Tapestry, Inc. 401(k) Savings Plan, which is a defined contribution plan. Employees who meet certain eligibility requirements and are not part of a collective bargaining agreement may participate in this program. The annual expense incurred by the Company for this defined contribution plan was $9.1 million, $8.3 million, and $7.2 million in fiscal 2017, fiscal 2016 and fiscal 2015, respectively.